FINANCE RECEIVABLES (Q3) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Receivables [Abstract]
Schedule of finance receivables
($ in thousands)	March 31, 2017	June 30, 2016
	(unaudited)
Total finance receivables	$9,605	$7,306
Less current portion	2,057	3,588
Non-current portion of finance receivables	$7,548	$3,718

($ in thousands)	June 30, 2016	June 30, 2015

Total finance receivables	$7,306	$4,639
Less current portion	3,588	941
Non-current portion of finance receivables	$3,718	$3,698

Schedule of credit quality indicators	Credit Quality Indicators
Credit risk profile based on payment activity: ($ in thousands)	March 31, 2017	June 30, 2016
	(unaudited)
Performing	$9,527	$7,174
Nonperforming	78	132
Total	$9,605	$7,306
Credit Quality Indicators
	June 30, 2016	June 30, 2015
($ in thousands)
Performing	$7,174	$4,619
Nonperforming	132	20
Total	$7,306	$4,639

Schedule of age analysis of past due finance receivables
Age Analysis of Past Due Finance Receivables
As of March 31, 2017

($ in thousands)	31 – 60 Days Past Due	61 – 90 DaysPast Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Finance Receivables
QuickStart Leases	$31	$1	$21	$53	$9,552	$9,605

Age Analysis of Past Due Finance Receivables
As of June 30, 2016

($ in thousands)	31 – 60 Days Past Due	61 – 90 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Finance Receivables
QuickStart Leases	$98	$31	$3	$132	$7,174	$7,306

Age Analysis of Past Due Finance Receivables
As of June 30, 2016

($ in thousands)	31 – 60 Days Past Due	61 – 90 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Finance Receivables

QuickStart Leases	$98	$31	$3	$132	$7,174	$7,306

Age Analysis of Past Due Finance Receivables
As of June 30, 2015

($ in thousands)	Days Past 31 – 60 Due	61 – 90 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Finance Receivables

QuickStart Leases	$-	$16	$5	$21	$4,618	$4,639